Annual Total Returns - Fidelity Advisor® Dividend Growth Fund [BarChart] - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Dividend Growth Fund - Fidelity Advisor Dividend Growth Fund-Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(8.78%)
Annual Return 2012	18.32%
Annual Return 2013	31.17%
Annual Return 2014	11.56%
Annual Return 2015	(1.05%)
Annual Return 2016	7.65%
Annual Return 2017	19.65%
Annual Return 2018	(7.14%)
Annual Return 2019	28.24%
Annual Return 2020	1.75%